Deferred income	12 Months Ended
Dec. 31, 2023
Deferred income
Deferred income

26. Deferred income

The movement in the non-current and current deferred income is detailed in the table below.

	Gilead collaboration agreement for filgotinib	Gilead collaboration agreement for drug discovery platform (1)	Other deferred income	Total

	(Euro, in thousands)

On January 1, 2022	€604,875	€1,759,828	€—	€2,364,701
Of which current portion :	190,018	229,848	—	419,866

Upfront received	18,238			18,238
Significant financing component (2)	7,672			7,672

Revenue recognition of upfront	(139,655)	(230,423)		(370,078)
Revenue recognition of milestones	(34,777)			(34,777)

Other movements			3,474	3,474

On December 31, 2022	€456,352	€1,529,405	€3,474	1,989,230
Of which current portion :	133,470	230,022	2,139	365,631

Reclassification to liabilities directly associated with assets in disposal group classified as held for sale			(60)	(60)
Significant financing component (2)	(645)			(645)

Revenue recognition of upfront	(361,412)	(230,242)		(591,654)
Revenue recognition of milestones	(68,027)			(68,027)

Other movements			(1,382)	(1,382)

On December 31, 2023	€26,268	€1,299,163	€2,032	€1,327,463
Of which current portion :	25,054	230,070	1,146	256,270
(1)	The upfront received and the outstanding balance comprise the issuance liabilities for the warrants and the upfront payment allocated to the drug discovery platform.
(2)	With regard to the additional consideration received for the extended cost sharing for filgotinib, we assume the existence of a sigificant financing component reflecting the time value of money on the estimated recognition period

We refer to note 2 for a detail of the allocation of the transaction price received from Gilead and to note 5 and note 7 for a description of our revenue recognition.